Capital - Asset management operations (Details) - Asset management business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Regulatory and other surplus
Balance at 1 January	$ 466	$ 522
Gains during the year	254	187
Movement in capital requirement	(20)	15
Capital injection	3	3
Distributions made to the parent company	(205)	(214)
Exchange and other movements	(1)	(47)
Balance at 31 December	$ 497	$ 466